INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

As of December 31, 2010 and 2011, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2010	2011
Cost:
Customer relationships	$9,463	$11,132
Patents	—	484
Trade names	—	3,983
Non-compete agreements	—	1,390
Software	3,269	4,176

Total	$12,732	$21,165

Accumulated amortization:
Customer relationships	(6,648)	(8,182)
Patents	—	(17)
Trade names	—	(30)
Non-compete agreements	—	(56)
Software	(1,830)	(2,312)

Total	$(8,478)	$(10,597)

Intangible assets, net	$4,254	$10,568

The Company recorded amortization expense of $3.6 million, $3.3 million and $2.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

No impairment charges for intangible assets were recorded for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table presents the total estimated amortization expense for intangible assets for the future years:

Year	Total
2012	2,443
2013	951
2014	920
2015	884
2016	793
Thereafter	4,577

Total	10,568